Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2014
U.S. Cellular
Property, Plant and Equipment
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2014	2013
(Dollars in thousands)
Land	N/A	$35,031	$36,266
Buildings	20	296,502	304,272
Leasehold and land improvements	1-30	1,086,718	1,197,520
Cell site equipment	7-25	3,269,609	3,306,575
Switching equipment	5-8	960,377	1,161,976
Office furniture and equipment	3-5	553,630	539,248
Other operating assets and equipment	3-5	89,663	92,456
System development	1-7	1,042,195	962,698
Work in process	N/A	125,015	116,501
		7,458,740	7,717,512
Accumulated depreciation and amortization		(4,730,523)	(4,860,992)
		$2,728,217	$2,856,520

TDS Telecom
Property, Plant and Equipment
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2014	2013
(Dollars in thousands)
Land	N/A	$16,974	$12,794
Buildings	5-40	172,963	148,800
Cable and wire	15-35	1,628,782	1,523,123
Network electronic equipment	5-13	1,278,799	1,229,941
Office furniture and equipment	7-10	79,666	74,507
Other equipment	5-12	102,540	94,438
System development	3-7	241,153	230,416
Work in process	N/A	91,419	88,614
		3,612,296	3,402,633
Accumulated depreciation and amortization		(2,518,625)	(2,417,999)
		$1,093,671	$984,634

Other
Property, Plant and Equipment
Property, plant and equipment
December 31,	2014	2013
(Dollars in thousands)
Property, plant and equipment	$123,008	$119,659
Accumulated depreciation and amortization	(98,771)	(82,669)
Total	$24,237	$36,990